Change in Accounting Policy	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Change in Accounting Policy

5.	Change in Accounting Policy

Presentation of government grants

Effective March 1, 2026, the Company changed its accounting policy for the presentation of government grants related to received or receivable. Previously, government grants were presented as a deduction from the related expenses (net presentation). Under the new policy, the related expenses are presented on a gross basis, and the government grants are presented separately as government grant income on the condensed interim consolidated statements of loss and comprehensive loss.

Management believes the new presentation provides more reliable and relevant information because it more transparently reflects the gross amount of the Company’s exploration, feasibility and operating expenditure and, separately, the government assistance received to offset such expenditure.

The change has been applied retrospectively. It affects only presentation and classification within the statement of loss and comprehensive loss and has no effect on net loss, comprehensive loss, loss per share, total assets, total liabilities, deficit or shareholders’ equity as at or for any period presented. Furthermore, this change has no effect on the comparative period for the six months ended August 31, 2025 as there was no government grant income for that period.